Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 14,921	$ 7,868
Short-term deposit	197	196
Accounts receivable, net	5,961	14,923
Inventories	3,624	6,133
Prepayments and other assets	4,255	6,225
Amounts due from related parties	698	1,153
Other investments	11,690	12,587
Total current assets	41,346	49,085
Non-current assets:
Long-term investments	1,711	1,867
Property and equipment, net	1,181	1,796
Right-of-use asset, net	206
Intangible assets, net	802	1,009
Other investments		12,058
Prepayments	688	1,310
Total non-current assets	4,588	18,040
Total assets	45,934	67,125
Current liabilities:
Short term borrowings (including US$941 and US$574 thousands from the consolidated former VIEs, without recourse to the Company as of December 31, 2021 and 2022, respectively)	2,876	3,177
Accrued expenses and other liabilities (including US$12,424 thousands and US$10,741 thousands from the consolidated former VIEs, without recourse to the Company as of December 31, 2021 and 2022, respectively)	24,014	27,580
Accounts payable (including US$4,034 thousands and US$1,949 thousands from the consolidated former VIEs, without recourse to the Company as of December 31,2021 and 2022, respectively)	6,832	12,986
Amounts due to related parties (including US$18 and US$20 thousands from the consolidated former VIEs, without recourse to the Company as of December 31, 2021 and 2022, respectively)	1,481	1,453
Contract liabilities (including US$89 thousands and US$62 thousands from the consolidated former VIEs, without recourse to the Company as of December 31, 2021 and 2022, respectively)	1,052	1,575
Current lease liabilities (including nil and US$60 thousands from the consolidated former VIEs, without recourse to the Company as of December 31, 2021 and 2022, respectively)	184
Total current liabilities	36,439	46,771
Non-current liabilities:
Other non-current liabilities	204	262
Total non-current liabilities	204	262
Total liabilities	36,643	47,033
Commitments and contingencies
Class A ordinary shares (US$0.00005 par value; 1,700,000,000 shares authorized; 164,975,400 shares issued and outstanding and 246,686,120 shares issued and outstanding as of December 31, 2021 and 2022, respectively)	12	8
Class B ordinary shares (US$0.00005 par value; 200,000,000 shares authorized; 122,072,980 shares issued and outstanding and 122,072,980 shares issued and outstanding as of December 31, 2021 and 2022, respectively)	6	6
Additional paid-in capital	236,774	230,048
Accumulated other comprehensive (loss)/income	1,876	(446)
Accumulated losses	(229,377)	(209,524)
Total shareholders’ equity	9,291	20,092
Total liabilities and shareholders’ equity	$ 45,934	$ 67,125